SCHEDULE OF OTHER EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Transaction-related costs	$ 6,804	$ 53,342	$ 6,179,179	$ 55,074
Legal provision	1,148,922		1,148,922
Loss on disposition of fixed assets		883		83,348
Other	16,716		16,716
Total	$ 1,172,442	$ 54,225	$ 7,344,817	$ 138,422
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Transaction-related costs					$ 6,150,988	$ 306,059	$ 1,367,647
Legal provision					(101,741)	274,844
Loss on disposition of fixed assets					83,389	30,270
Total					$ 6,132,636	$ 611,173	$ 1,367,647